Non-controlling interest - Summarized financial information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Ifrs Noncontrolling Interest [Line Items]
Total current assets	$ 46,287	$ 19,281
Total non-current assets	199,928	50,530
Total current liabilities	(40,787)	(27,464)
Total non-current liabilities	(53,424)	(30,624)
Revenue	181,123	83,265
Net loss	(35,037)	(6,354)
Non-controlling interest
Ifrs Noncontrolling Interest [Line Items]
Total current assets	6,137	2,540
Total non-current assets	38,577	3,696
Total current liabilities	(6,731)	(942)
Total non-current liabilities	(456)	(1,080)
Revenue	17,869	6,011
Net loss	$ 1,930	$ 1,320